Employee benefits - Pension and other post-employment benefits - Additional Information (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of employee benefits [line items]
Plan assets, fair value of our debt securities	$ 62	$ 48
Dividends received on our common shares held in plan assets	$ 3	$ 4
Common shares [member]
Disclosure of employee benefits [line items]
Number of our common shares included in plan assets	0.3	0.7
Plan assets, fair value of our common shares	$ 37	$ 89
Defined benefit pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Remeasurement gains (losses) recorded in OCI	(440)	798
Defined benefit pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Remeasurement gains (losses) recorded in OCI	(44)	(15)
Defined benefit and contribution pension plans [member]
Disclosure of employee benefits [line items]
Contributions to pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans	346	427
Estimated contributions to pension plans and other post-employment benefit plans	408
Defined benefit and contribution pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Service costs for pension plans	193	305
Net interest expense (income) for pension plans	(157)	(83)
Defined benefit and contribution pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Service costs for pension plans	2	2
Net interest expense (income) for pension plans	(5)	(1)
Other post employment benefit plan [member]
Disclosure of employee benefits [line items]
Contributions to pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans	80	$ 79
Estimated contributions to pension plans and other post-employment benefit plans	$ 86